GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

The following presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012.

	2010		2011		2012
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$19,223	$19,867	$11,887	$19,364	$7,773	$19,450
Americas	71,538	21,128	85,630	19,914	66,443	18,959
Europe	32,566	66	36,322	125	35,876	119
Far East	26,713	47	21,988	45	17,398	43

	$150,040	$41,108	$155,827	$39,448	$127,490	$38,571

Revenue from External Customers by Products and Services [Table Text Block]

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2010	2011	2012

Technology	$45,266	$35,017	$24,673
Networking	104,774	120,810	102,817

	$150,040	$155,827	$127,490